FaceBank AG and Nexway - Assets Held For Sale (Tables)	9 Months Ended
Sep. 30, 2020
Investments, All Other Investments [Abstract]
Schedule of Deconsolidation of Nexway

The deconsolidation of Nexway resulted in a loss of approximately $11.9 million calculated as follows (in thousands):

Cash	$5,776
Accounts receivable	9,831
Inventory	50
Prepaid expenses	164
Goodwill	51,168
Property and equipment, net	380
Right-of-use assets	3,594
Total assets	$70,963
Less:
Accounts payable	34,262
Accrued expenses	15,788
Lease liability	3,594
Deferred income taxes	1,161
Other liabilities	40
Total liabilities	$54,845
Non-controlling interest	2,595
Foreign currency translation adjustment	(770)
Loss before fair value – investment in Nexway	14,293
Less: fair value of shares owned by the Company	2,374
Loss on deconsolidation of Nexway	$11,919

Schedule of Net Carrying Value of Investment in Facebank AG and Nexway and Related Gain on Sale of Investment

The following table represents the net carrying value of the Company’s investment in Facebank AG and Nexway and the related gain on sale of its investment:

Investment in Nexway	$4,988
Financial assets at fair value	1,965
Goodwill	28,541
Total assets	35,494
Loan payable	56,140
Net carrying amount	(20,646)
Issuance of common stock to original owners of Facebank AG	12,395
Cash paid to former owners of Facebank AG	619
Gain on sale of investment in Facebank AG	$(7,631)